Prepayments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Prepayments [Abstract]
Schedule of Prepayments
	As of December 31, 2023	As of June 30, 2024
		(Unaudited)
	RMB	RMB
Prepayments – inventories and processing fee	14,645,763	15,001,065
Prepayments – design fees	7,162,700	7,126,800
Prepayments – others	2,577,547	1,719,192
Prepayments	24,386,010	23,847,057
Prepayments consist of the following:
	As of December 31,
	2022	2023
	RMB	RMB
Prepayments – inventories and processing fee	64,813,532	14,645,763
Prepayments – design fees	3,850,329	7,162,700
Prepayments – others	2,650,393	2,577,547
Total	71,314,254	24,386,010